INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DOMESTIC PORTFOLIOS

U.S. Large Company Portfolio	U.S. Core Equity 2 Portfolio
Enhanced U.S. Large Company Portfolio	U.S. Vector Equity Portfolio
U.S. Large Cap Value Portfolio	U.S. Small Cap Portfolio
U.S. Small Cap Value Portfolio	U.S. Micro Cap Portfolio
U.S. Targeted Value Portfolio	DFA Real Estate Securities Portfolio
U.S. Core Equity 1 Portfolio
INTERNATIONAL PORTFOLIOS

Large Cap International Portfolio	DFA International Small Cap Value Portfolio
DFA International Value Portfolio	International Vector Equity Portfolio
International Core Equity Portfolio	World ex U.S. Value Portfolio
International Small Company Portfolio	World ex U.S. Targeted Value Portfolio
Japanese Small Company Portfolio	World ex U.S. Core Equity Portfolio
Asia Pacific Small Company Portfolio	Selectively Hedged Global Equity Portfolio
United Kingdom Small Company Portfolio	Emerging Markets Portfolio
Continental Small Company Portfolio	Emerging Markets Value Portfolio
DFA International Real Estate Securities Portfolio	Emerging Markets Small Cap Portfolio
DFA Global Real Estate Securities Portfolio	Emerging Markets Core Equity Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services—All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

           BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all the Portfolios, Underlying Funds and Master Funds.  The Portfolios, Underlying Funds and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios, Underlying Funds and Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non-Feeder Portfolios (except the International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, collectively, the “Fund of Funds”), the Feeder Portfolios’ Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio and Fund of Funds is also subject to an annual fee.  The U.S. Large Cap Value Portfolio, DFA International Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio and Emerging Markets Small Cap Portfolio are each subject to an annual fee of $20,000.  International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio are each subject to an annual fee of $36,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, serves as the custodian for the following Portfolios and Master Funds:  Enhanced U.S. Large Company Portfolio (co-custodian with The Bank of New York Mellon), Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, DFA International Small Cap Value Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, The Emerging Markets Series, The Emerging Markets Small Cap Series, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for DFA Global Real Estate Securities Portfolio, International Small Company Portfolio, the Domestic Equity non-Feeder Portfolios, the Feeder Portfolios and the U.S. Large Cap Value Series.

The date of this Supplement is April 1, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE PORTFOLIOS” section of the SAI, the subsections entitled “Administrative Services” and “Custodians” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios.  The Portfolios pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolios pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the CSTG&E International Social Core Equity Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the CSTG&E U.S. Social Core Equity 2 Portfolio.

The date of this Supplement is April 1, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DFA Commodity Strategy Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodian” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolio.  The Portfolio pays fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolio pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Portfolio under the fee schedule are allocated to the Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Custodian

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the Portfolio.

The date of this Supplement is April 1, 2013

CLASS L10 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DFA VA Global Moderate Allocation Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodian” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolio and Underlying Funds.  The Portfolio and Underlying Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolio and Underlying Funds.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Underlying Funds pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to an Underlying Fund under the fee schedule are allocated to each such Underlying Fund based on the Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.The Portfolio is also subject to an annual fee of $36,000.

Custodian

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolio.

The date of this Supplement is April 1, 2013

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DFA One-Year Fixed Income Portfolio	DFA Intermediate-Term Extended Quality Portfolio
DFA Two-Year Global Fixed Income Portfolio	DFA Investment Grade Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio	DFA Inflation-Protected Securities Portfolio
DFA Five-Year Global Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio
DFA World ex U.S. Government Fixed Income Portfolio	DFA Intermediate-Term Municipal Bond Portfolio
DFA Short-Term Government Portfolio	DFA California Short-Term Municipal Bond Portfolio
DFA Intermediate Government Fixed Income Portfolio	DFA California Intermediate-Term Municipal Bond Portfolio
DFA Short-Term Extended Quality Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE PORTFOLIOS” section of the SAI, the subsections entitled “Administrative Services—All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios.  The Portfolios pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolios (except the DFA Investment Grade Portfolio) pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.  The DFA Investment Grade Portfolio is also subject to an annual fee of $36,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

The date of this Supplement is April 1, 2013

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

Global Fixed Income (GBP Hedge) Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsection entitled “Administrative Services” is replaced in its entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolio and Underlying Funds.  The Portfolio and Underlying Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolio and Underlying Funds.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Underlying Funds pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to an Underlying Fund under the fee schedule are allocated to each such Underlying Fund based on the Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.The Portfolio is also subject to an annual fee of $36,000.

The date of this Supplement is April 1, 2013

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

U.S. Large Cap Growth Portfolio	International Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio	International Small Cap Growth Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodian” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios.  The Portfolios pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolios pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the International Portfolios.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Domestic Portfolios.

The date of this Supplement is April 1, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA International High Book to Market Portfolio	LWAS/DFA Two-Year Government Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services – All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services – All Portfolios

           BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios and the Master Funds.  The Portfolios and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios and the Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Master Funds and the Fixed Income Portfolios pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Master Fund or a Fixed Income Portfolio under the fee schedule are allocated to each such Master Fund or Fixed Income Portfolio based on the Master Fund’s or Fixed Income Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.  The Feeder Portfolios are each also subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the International Value Series.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolios and U.S. Large Cap Value Series.

The date of this Supplement is April 1, 2013

CLASS R1 SHARES
CLASS R2 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DOMESTIC EQUITY SECURITIES	INTERNATIONAL EQUITY SECURITIES
U.S. Targeted Value Portfolio	DFA International Value Portfolio
Emerging Markets Value Portfolio

ALLOCATION PORTFOLIOS
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services—All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all of the Portfolios, Underlying Funds and Master Funds.  The Portfolios, Underlying Funds and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios, Underlying Funds and Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the U.S. Targeted Value Portfolio, the Feeder Portfolios’ Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the U.S. Targeted Value Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such Portfolio, Master Fund or Underlying Fund based on the Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio and Allocation Portfolio is also subject to an annual fee.  The DFA International Value Portfolio and Emerging Markets Value Portfolio are each subject to an annual fee of $20,000.  The Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio are each subject to an annual fee of $36,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for The DFA International Value Series and Dimensional Emerging Markets Value Fund.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the U.S. Targeted Value Portfolio, the Feeder Portfolios and the Allocation Portfolios.

The date of this Supplement is April 1, 2013

CLASS R10 SHARES
CLASS R25 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DOMESTIC EQUITY SECURITIES	INTERNATIONAL EQUITY SECURITIES
U.S. Large Cap Value Portfolio	DFA International Value Portfolio
U.S. Targeted Value Portfolio	International Core Equity Portfolio
U.S. Core Equity 1 Portfolio	DFA International Small Cap Value Portfolio
U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio

ALLOCATION PORTFOLIOS	FIXED INCOME SECURITIES
Global Equity Portfolio	DFA Inflation-Protected Securities Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services—All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all of the Portfolios, Underlying Funds and Master Funds.  The Portfolios, Underlying Funds and Master Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios, Underlying Funds and Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non-Feeder Portfolios (except the Allocation Portfolios), the Feeder Portfolios’ Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio, Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio and Allocation Portfolio is also subject to an annual fee.  The U.S. Large Cap Value Portfolio, DFA International Value Portfolio and Emerging Markets Value Portfolio are each subject to an annual fee of $20,000.  The Allocation Portfolios are each subject to an annual fee of $36,000.  The Class R10 shares and Class R25 shares of the

Portfolios each pay a shareholder servicing administrative fee of $250 per month ($3,000 per year) to State Street for administrative and accounting services in connection with the assessment of shareholder services fees by the Class R10 shares and Class R25 shares.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for The DFA International Value Series, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for The U.S. Large Cap Value Series, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Sustainability Core 1 Portfolio, DFA Inflation-Protected Securities Portfolio, the Feeder Portfolios and the Allocation Portfolios.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

The date of this Supplement is April 1, 2013

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

Dimensional Retirement Equity Fund II	Dimensional Retirement Fixed Income Fund III
Dimensional Retirement Fixed Income Fund II

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodians” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Retirement Portfolios and Underlying Funds.  The Retirement Portfolios and Underlying Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Retirement Portfolios and Underlying Funds.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Retirement Fixed Income Portfolio III and the Underlying Funds pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Retirement Fixed Income Portfolio III or an Underlying Fund under the fee schedule are allocated to each such Portfolio or Underlying Fund based on the Portfolio’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.The Retirement Equity Portfolio and Retirement Fixed Income Portfolio II are each also subject to an annual fee of $36,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, NY 10005, serves as the global custodian for the Retirement Fixed Income Portfolio III.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the other Retirement Portfolios.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

The date of this Supplement is April 1, 2013

CLASS R10 SHARES
CLASS R25 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

Dimensional Retirement Equity Fund II	Dimensional Retirement Fixed Income Fund III
Dimensional Retirement Fixed Income Fund II

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodians” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Retirement Portfolios and Underlying Funds.  The Retirement Portfolios and Underlying Funds pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Retirement Portfolios and Underlying Funds.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Retirement Fixed Income Portfolio III and the Underlying Funds pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Retirement Fixed Income Portfolio III or an Underlying Fund under the fee schedule are allocated to each such Portfolio or Underlying Fund based on the Portfolio’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Retirement Equity Portfolio and Retirement Fixed Income Portfolio II are each also subject to an annual fee of $36,000.  The Class R10 shares and Class R25 shares of the Retirement Portfolios each pay a shareholder servicing administrative fee of $250 per month ($3,000 per year) to State Street for administrative and accounting services in connection with the assessment of shareholder services fees by the Class R10 shares and Class R25 shares.

Custodians

Citibank, N.A., 111 Wall Street, New York, NY 10005, serves as the global custodian for the Retirement Fixed Income Portfolio III.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the other Retirement Portfolios.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

The date of this Supplement is April 1, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

U.S. Social Core Equity 2 Portfolio	DFA International Value Ex Tobacco Portfolio
U.S. Sustainability Core 1 Portfolio	International Social Core Equity Portfolio
International Sustainability Core 1 Portfolio	Emerging Markets Social Core Equity Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE PORTFOLIOS” section of the SAI, the subsections entitled “Administrative Services” and “Custodian” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios.  The Portfolios pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolios pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for each International Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio.

The date of this Supplement is April 1, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio	Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services—All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all of the Portfolios and the Master Fund.  The Portfolios and the Master Fund pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for all of the Portfolios and the Master Fund.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non-Feeder Portfolios and the Master Fund pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio or Master Fund under the fee schedule are allocated to each such non-Feeder Portfolio of Master Fund based on the non-Feeder Portfolio’s or Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.  The Feeder Portfolio is also subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for all of the other Portfolios and the Master Fund.

The date of this Supplement is April 1, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

VA U.S. Large Value Portfolio	VA International Small Portfolio
VA U.S. Targeted Value Portfolio	VA Short-Term Fixed Portfolio
VA International Value Portfolio	VA Global Bond Portfolio
The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The SAI is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodians” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios.  The Portfolios pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolios pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the International Equity Portfolios and VA Global Bond Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Domestic Equity Portfolios and VA Short-Term Fixed Portfolio.

The custodians maintain a separate account or accounts for the Portfolios; receive, hold and release portfolio securities on account of the Portfolios; make receipts and disbursements of money on behalf of the Portfolios; and collect and receive income and other payments and distributions on account of the Portfolios’ portfolio securities.

The date of this Supplement is April 1, 2013